UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23487

ActiveShares ETF Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: March 31, 2021

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	March 31, 2021

CLEARBRIDGE

FOCUS VALUE ETF

CFCV

The Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge by contacting your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Legg Mason Funds held in your account with your financial intermediary.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of ClearBridge Focus Value ETF for the six-month reporting period ended March 31, 2021. Please read on for Fund performance information during the Fund’s reporting period.

Subsequent event notice

Effective May 3, 2021, LMPFA became the Fund’s investment manager. There were no changes to the Fund’s subadvisers, ClearBridge and Western Asset, or to the Fund’s investment objective, investment strategies or fees, as a direct result of the change in investment manager.

The Board of Trustees approved a new investment management agreement with LMPFA. LMPFA replaced Precidian, the Fund’s prior investment manager. LMPFA is a registered investment adviser that serves as investment manager to other exchange-traded funds, mutual funds and closed-end funds in the Franklin Templeton funds complex. On February 9, 2021, the Securities and Exchange Commission issued an exemptive order to LMPFA and the Trust that, among other things, permits LMPFA to manage ActiveShares® semi-transparent ETFs, including the Fund. In addition, Franklin Templeton Companies, LLC, an affiliate of LMPFA, has entered into an agreement with Precidian to license Precidian’s ActiveShares® semi-transparent ETF technology for the Fund. The current subadvisory agreements between Precidian and ClearBridge, and Precidian and Western Asset, terminated automatically upon the termination of the Fund’s investment management agreement with Precidian. The Board of Trustees approved new subadvisory agreements with ClearBridge and Western Asset to ensure continuous subadvisory services for the Fund.

II	ClearBridge Focus Value ETF

Legg Mason, Inc., an affiliate of LMPFA and the Fund’s subadvisers, as holder of shares of the Fund representing a majority of the voting power of the Fund, approved the new management agreement and the new subadvisory agreements by written consent dated March 3, 2021 in lieu of a meeting of shareholders.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund net asset value and market price,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 30, 2021

ClearBridge Focus Value ETF	III

Performance review

For the six months ended March 31, 2021, ClearBridge Focus Value ETF generated a 23.31% return on a net asset value (“NAV”)i basis and 23.36% based on its market priceii per share.

The performance table shows the Fund’s total return for the six months ended March 31, 2021 based on its NAV and market price as of March 31, 2021. The Fund’s broad-based market index, the Russell 1000 Value Indexiii, returned 29.34% over the same time frame. The Lipper Large-Cap Value Funds Category Averageiv returned 29.08% for the period. Please note that Lipper performance returns are based on each fund’s NAV.

Performance Snapshot as of March 31, 2021 (unaudited)
	6 months
ClearBridge Focus Value ETF:
$32.87 (NAV)	23.31	%*†
$32.98 (Market Price)	23.36	%*‡
Russell 1000 Value Index	29.34%
Lipper Large-Cap Value Funds Category Average	29.08%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate so shares, when sold, may be worth more or less than their original cost. Performance data current to the most recent month-end is available at www.leggmason.com/etf.

Investors buy and sell shares of an exchange-traded fund (“ETF”) at market price (not NAV) in the secondary market throughout the trading day. These shares are not individually available for direct purchase from or direct redemption to the ETF. Effective July 1, 2020, market price returns are typically based upon the official closing price of the Fund’s shares. Prior to July 1, 2020, market price returns generally were based upon the mid-point between the bid and ask on the Fund’s principal trading market when the Fund’s NAV was determined, which was typically 4:00 p.m. Eastern time (U.S.). Market price performance reported for periods prior to July 1, 2020 continues to reflect market prices calculated based upon the mid-point between the bid and ask on the Fund’s principal trading market typically as of 4:00 p.m. Eastern time (U.S.). These returns do not represent investors’ returns had they traded shares at other times. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Information showing the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads for various time periods is available by visiting the Fund’s website at www.leggmason.com/etf.

As of the Fund’s current prospectus dated January 29, 2021, the gross total annual fund operating expense ratio for the Fund was 0.49%.

* Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors pay on distributions or the sale of shares.

† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.

‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, at market price, which typically is based upon the official closing price of the Fund’s shares.

IV	ClearBridge Focus Value ETF

Looking for additional information?

The Fund’s daily NAV is available online at www.leggmason/etf. The Fund is traded under the symbol “CFCV” and its closing market price is available on most financial websites. In a continuing effort to provide information concerning the Fund, shareholders may call 1-877-721-1926 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern time, for the Fund’s current NAV, market price and other information.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 30, 2021

RISKS: The Fund is different from traditional ETFs. Traditional ETFs tell the public what assets they hold each day. The Fund does not. This may create additional risks for your investment. For example, you may have to pay more money to trade the Fund’s shares. The Fund will provide less information to traders, who tend to charge more for trades when they have less information. Also, the price you pay to buy Fund shares on an exchange may not match the value of the Fund’s portfolio. The same is true when you sell shares. These price differences may be greater for the Fund compared to other ETFs because it provides less information to traders. These additional risks may be even greater in bad or uncertain market conditions. The differences between the Fund and other ETFs may also have advantages. By keeping certain information about the Fund secret, the Fund may face less risk that other traders can predict or copy its investment strategy. This may improve the Fund’s performance. If other traders are able to copy or predict the Fund’s investment strategy, however, this may hurt the Fund’s performance. For additional information regarding the unique attributes and risks of the Fund, see “Notes to financial statements -Organization and significant accounting policies” in this Report and “Principal risks” section in the Fund’s Prospectus.

Investments in common stocks are subject to market and price fluctuations. Large capitalization companies may fall out of favor with investors based on market and economic conditions. Foreign investments are subject to special risks, including currency fluctuations and political, social, and economic uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political, and legal systems that are less developed and are less stable than those of more developed countries. The manager’s investment style may become out of favor and/or the manager’s selection process may prove incorrect, which may have a negative impact on the Fund’s performance. Value stocks may underperform the overall equity market, while the market concentrates on growth stocks.

Active management and diversification do not ensure gains or protect against market declines. Distributions are not guaranteed and are subject to change. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

ClearBridge Focus Value ETF	V

Performance review (cont’d)

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Net Asset Value (NAV) is calculated by subtracting total liabilities from total assets and dividing the results by the number of shares outstanding.

ii	Market price is determined by supply and demand. It is the price at which an investor purchases or sells shares of the Fund. The Market Price may differ from the Fund’s NAV.

iii

The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

iv

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 348 funds in the Fund’s Lipper category.

VI	ClearBridge Focus Value ETF

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of March 31, 2021 and September 30, 2020. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

ClearBridge Focus Value ETF 2021 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, such as brokerage commissions paid on purchases and sales of Fund shares; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on October 1, 2020 and held for the six months ended March 31, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
23.31%	$1,000.00	$1,233.10	0.49%	$2.73	5.00%	$1,000.00	$1,022.49	0.49%	$2.47

[1]	For the six months ended March 31, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

2	ClearBridge Focus Value ETF 2021 Semi-Annual Report

Schedule of investments (unaudited)

March 31, 2021

ClearBridge Focus Value ETF

Security	Shares	Value
Common Stocks — 97.8%
Communication Services — 11.6%
Interactive Media & Services — 1.8%
Alphabet Inc., Class A Shares	30	$61,876	*
Media — 7.8%
Charter Communications Inc., Class A Shares	108	66,638	*
Comcast Corp., Class A Shares	2,001	108,274
DISH Network Corp., Class A Shares	2,539	91,912	*
Total Media		266,824
Wireless Telecommunication Services — 2.0%
T-Mobile US Inc.	548	68,659	*
Total Communication Services		397,359
Consumer Discretionary — 6.1%
Internet & Direct Marketing Retail — 3.1%
Booking Holdings Inc.	45	104,843	*
Specialty Retail — 3.0%
Home Depot Inc.	206	62,882
TJX Cos. Inc.	602	39,822
Total Specialty Retail		102,704
Total Consumer Discretionary		207,547
Energy — 2.9%
Oil, Gas & Consumable Fuels — 2.9%
TC Energy Corp.	2,196	100,467
Financials — 22.6%
Banks — 9.9%
Bank of America Corp.	4,261	164,858
JPMorgan Chase & Co.	1,132	172,324
Total Banks		337,182
Capital Markets — 2.4%
Charles Schwab Corp.	1,269	82,713
Consumer Finance — 4.7%
American Express Co.	777	109,899
Capital One Financial Corp.	410	52,164
Total Consumer Finance		162,063
Diversified Financial Services — 2.9%
Berkshire Hathaway Inc., Class B Shares	384	98,101	*
Insurance — 2.7%
Marsh & McLennan Cos. Inc.	352	42,874
Progressive Corp.	512	48,952
Total Insurance		91,826
Total Financials		771,885

See Notes to Financial Statements.

ClearBridge Focus Value ETF 2021 Semi-Annual Report	3

Schedule of investments (unaudited) (cont’d)

March 31, 2021

ClearBridge Focus Value ETF

Security	Shares	Value
Health Care — 7.8%
Biotechnology — 1.9%
Amgen Inc.	266	$66,183
Health Care Providers & Services — 3.0%
UnitedHealth Group Inc.	276	102,691
Pharmaceuticals — 2.9%
Johnson & Johnson	590	96,967
Total Health Care		265,841
Industrials — 16.6%
Air Freight & Logistics — 2.0%
United Parcel Service Inc., Class B Shares	402	68,336
Electrical Equipment — 2.3%
Vertiv Holdings Co.	3,916	78,320
Industrial Conglomerates — 2.2%
Honeywell International Inc.	352	76,408
Machinery — 10.1%
Deere & Co.	492	184,077
Illinois Tool Works Inc.	403	89,273
Otis Worldwide Corp.	1,043	71,393
Total Machinery		344,743
Total Industrials		567,807
Information Technology — 15.7%
Communications Equipment — 3.5%
Cisco Systems Inc.	1,000	51,710
Motorola Solutions Inc.	369	69,390
Total Communications Equipment		121,100
Electronic Equipment, Instruments & Components — 3.5%
TE Connectivity Ltd.	936	120,847
Semiconductors & Semiconductor Equipment — 7.7%
Lam Research Corp.	276	164,286
NXP Semiconductors NV	300	60,402
QUALCOMM Inc.	285	37,788
Total Semiconductors & Semiconductor Equipment		262,476
Software — 1.0%
Microsoft Corp.	141	33,244
Total Information Technology		537,667
Materials — 6.1%
Chemicals — 4.5%
Air Products & Chemicals Inc.	335	94,249
PPG Industries Inc.	384	57,700
Total Chemicals		151,949

See Notes to Financial Statements.

4	ClearBridge Focus Value ETF 2021 Semi-Annual Report

ClearBridge Focus Value ETF

Security		Shares	Value
Construction Materials — 1.6%
Martin Marietta Materials Inc.		167	$56,082
Total Materials			208,031
Real Estate — 2.0%
Equity Real Estate Investment Trusts (REITs) — 2.0%
American Tower Corp.		283	67,654
Utilities — 6.4%
Electric Utilities — 3.1%
Edison International		1,791	104,952
Multi-Utilities — 3.3%
Sempra Energy		853	113,091
Total Utilities			218,043
Total Investments before Short-Term Investments (Cost — $2,577,483)			3,342,301

	Rate
Short-Term Investments — 2.1%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost — $72,080)	0.006%	72,080	72,080
Total Investments — 99.9% (Cost — $2,649,563)			3,414,381
Other Assets in Excess of Liabilities — 0.1%			4,529
Total Net Assets — 100.0%			$3,418,910

*	Non-income producing security.

See Notes to Financial Statements.

ClearBridge Focus Value ETF 2021 Semi-Annual Report	5

Statement of assets and liabilities (unaudited)

March 31, 2021

Assets:
Investments, at value (Cost — $2,649,563)	$3,414,381
Dividends and interest receivable	5,921
Total Assets	3,420,302

Liabilities:
Investment management fee payable	1,392
Total Liabilities	1,392
Total Net Assets	$3,418,910

Net Assets:
Par value (Note 5)	$ 1
Paid-in capital in excess of par value	2,598,570
Total distributable earnings (loss)	820,339
Total Net Assets	$3,418,910

Shares Outstanding	104,000

Net Asset Value	$32.87

See Notes to Financial Statements.

6	ClearBridge Focus Value ETF 2021 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended March 31, 2021

Investment Income:
Dividends	$ 29,830
Interest	2
Less: Foreign taxes withheld	(673)
Total Investment Income	29,159

Expenses:
Investment management fee (Note 2)	7,632
Total Expenses	7,632
Net Investment Income	21,527

Realized and Unrealized Gain on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain From:
Investment transactions	52,212
Foreign currency transactions	1
Net Realized Gain	52,213
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	579,359
Foreign currencies	3
Change in Net Unrealized Appreciation (Depreciation)	579,362
Net Gain on Investments and Foreign Currency Transactions	631,575
Increase in Net Assets From Operations	$653,102

See Notes to Financial Statements.

ClearBridge Focus Value ETF 2021 Semi-Annual Report	7

Statements of changes in net assets

For the Six Months Ended March 31, 2021 (unaudited) and the Year Ended September 30, 2020	2021	2020†

Operations:
Net investment income	$ 21,527	$ 15,563
Net realized gain	52,213	29,147
Change in net unrealized appreciation (depreciation)	579,362	185,462
Increase in Net Assets From Operations	653,102	230,172

Distributions to Shareholders From (Note 1):
Total distributable earnings	(51,035)	(11,900)
Decrease in Net Assets From Distributions to Shareholders	(51,035)	(11,900)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares (0 and 104,000 shares issued, respectively)	—	2,598,571
Increase in Net Assets From Fund Share Transactions	—	2,598,571
Increase in Net Assets	602,067	2,816,843

Net Assets:
Beginning of period	2,816,843	—
End of period	$3,418,910	$2,816,843

†	For the period May 27, 2020 (inception date) to September 30, 2020.

See Notes to Financial Statements.

8	ClearBridge Focus Value ETF 2021 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
	2021[1,2]	2020[1,3]

Net asset value, beginning of period	$27.09	$24.99

Income from operations:
Net investment income	0.21	0.15
Net realized and unrealized gain	6.06	2.06
Total income from operations	6.27	2.21

Less distributions from:
Net investment income	(0.20)	(0.11)
Net realized gains	(0.29)	—
Total distributions	(0.49)	(0.11)

Net asset value, end of period	$32.87	$27.09
Total return, based on NAV[4]	23.31%	8.87%

Net assets, end of period (000s)	$3,419	$2,817

Ratios to average net assets:
Gross expenses[5]	0.49%	0.49%
Net expenses[5]	0.49	0.49
Net investment income[5]	1.38	1.65

Portfolio turnover rate[6]	19%	5%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2021 (unaudited).

[3]	For the period May 27, 2020 (inception date) to September 30, 2020.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.

See Notes to Financial Statements.

ClearBridge Focus Value ETF 2021 Semi-Annual Report	9

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

ClearBridge Focus Value ETF (the “Fund”) is a separate diversified investment series of ActiveShares® ETF Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds the shares of which trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day. Unlike most actively managed ETFs, the Fund does not provide daily disclosure of its portfolio holdings. Instead, the Fund provides a verified intra-day indicative value (“VIIV”), calculated and disseminated every second throughout the trading day. The VIIV is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the Fund’s shares trading at or close to the underlying NAV per share of the Fund. Additionally, due to the non-disclosure of daily holdings, the Fund’s creation and redemption process will be facilitated by certain broker-dealers (“Authorized Participant Representatives”) that have entered into confidentiality arrangements with the Fund and that serve as agents for the Authorized Participants transacting with the Fund.

Shares of the Fund are listed and traded at market prices on Cboe BZX Exchange, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. In addition, because the Fund’s shares trade on the basis of a published VIIV, they may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). In order to maintain confidentiality of the Fund’s holdings, Authorized Participants are unable to view Fund holdings. However, to facilitate the creation and redemption of Fund shares in-kind, the Authorized Participant Representatives are able to view Fund holdings. In order to create or redeem Fund shares, Authorized Participants must use an Authorized Participant Representative as an agent. To avoid unfair advantages, an Authorized Participant Representative cannot create or redeem shares directly with the Fund for its own account.

The Fund seeks long-term capital appreciation.

10	ClearBridge Focus Value ETF 2021 Semi-Annual Report

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

ClearBridge Focus Value ETF 2021 Semi-Annual Report	11

Notes to financial statements (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

12	ClearBridge Focus Value ETF 2021 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$3,342,301	—	—	$3,342,301
Short-Term Investments†	72,080	—	—	72,080
Total Investments	$3,414,381	—	—	$3,414,381

†	See Schedule of Investments for additional detailed categorizations.

(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

ClearBridge Focus Value ETF 2021 Semi-Annual Report	13

Notes to financial statements (unaudited) (cont’d)

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(f) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2020, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

14	ClearBridge Focus Value ETF 2021 Semi-Annual Report

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Precidian Investments LLC (“Precidian”) is the Fund’s investment manager and ClearBridge Investments, LLC (“ClearBridge”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. Precidian is a minority-owned affiliate of Franklin Resources, Inc. (“Franklin Resources”) and ClearBridge and Western Asset are wholly-owned subsidiaries of Franklin Resources.

The Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.49% of the Fund’s average daily net assets. Pursuant to the Management Agreement, Precidian is responsible for substantially all expenses of the Fund and, subject to the general supervision of the Board, provides or causes to be furnished all investment management, supervisory, administrative and other services reasonably necessary for the operation of the fund, including certain distribution services (provided pursuant to a separate distribution agreement) and investment advisory services (provided pursuant to separate subadvisory agreements), under what is essentially an all-in fee or a unitary fee structure. Precidian is not responsible for, and the Fund bears, the investment management fee and certain other fees and expenses, including taxes, any future 12b-1 fees, acquired fund fees and expenses and extraordinary expenses (such as litigation and indemnification expenses), all of which may vary and will affect the total level of expenses paid by the Fund.

Precidian delegates to ClearBridge the day-to-day portfolio management of the Fund, except for any portion of the Fund’s cash and short-term instruments that is allocated to Western Asset. As compensation for its subadvisory services, Precidian pays ClearBridge a fee monthly, at an annual rate equal to 70% of the management fee paid by the Fund to Precidian, net of (i) all fees and expenses incurred by Precidian under the investment management agreement (including without limitation any subadvisory fee paid to another subadviser to the Fund) and (ii) expense waivers, if any, and reimbursements. Precidian pays Western Asset monthly a fee of 0.02% of the portion of the Fund’s average daily net assets allocated to Western Asset for the management of cash and other short-term instruments, net of expense waivers, if any, and reimbursements.

ClearBridge Focus Value ETF 2021 Semi-Annual Report	15

Notes to financial statements (unaudited) (cont’d)

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) serves as sub-administrator to the Fund. LMPFA provides certain administrative services to the Fund pursuant to a separate sub-administration agreement between Precidian and LMPFA. For LMPFA’s services to the Fund, Precidian (not the Fund) pays LMPFA a fee, calculated daily and payable monthly, at an annual rate of 0.05% of the average daily net assets of the Fund. LMPFA has agreed to pay all of the Fund’s organization and offering costs.

Legg Mason Investor Services, LLC (“LMIS”) serves as the distributor of Creation Units for the Fund on an agency basis. LMIS is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

The Fund’s Board of Trustees has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

As of March 31, 2021, Franklin Resources and its affiliates owned 87% of the Fund.

3. Investments

During the six months ended March 31, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) were as follows:

Purchases	$581,377
Sales	601,720

During the six months ended March 31, 2021, there were no in-kind transactions (Note 5).

At March 31, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$2,649,563	$771,323	$(6,505)	$764,818

4. Derivative instruments and hedging activities

During the six months ended March 31, 2021, the Fund did not invest in derivative instruments.

16	ClearBridge Focus Value ETF 2021 Semi-Annual Report

5. Fund share transactions

At March 31, 2021, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 10,000 shares of the Fund constitute a Creation Unit. Such transactions are made principally on an in-kind basis and under some circumstances partially on a cash basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transactions in capital shares of the Fund are disclosed in detail in the Statement of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.

6. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (the “ASU”). The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

7. Other matter

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

8. Subsequent events

On March 4, 2021, the Fund announced that effective May 3, 2021, LMPFA, the current sub-administrator of the Fund, will become the Fund’s investment manager. There will be no changes to the Fund’s subadvisers, ClearBridge and Western Asset, or to the Fund’s investment objective, investment strategies or fees, as a direct result of the change in investment manager. Similarly, the change in investment manager is not expected to result in any diminution in the nature, extent, or quality of the investment advisory services provided to the Fund.

ClearBridge Focus Value ETF 2021 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

On May 6, 2021, the Fund announced that on or about July 1, 2021, the Fund will implement revisions to its name and principal investment strategies to reflect its use of environmental, social and governance (“ESG”) criteria in its security selection process.

18	ClearBridge Focus Value ETF 2021 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

At a meeting of the Trust’s Board of Trustees held on February 3-4, 2021, the Board, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”)) of the Fund, Legg Mason Partners Fund Advisor, LLC (“LMPFA”), ClearBridge Investments, LLC (“ClearBridge”) or Western Asset Management Company, LLC (“Western Asset”), approved a new management agreement pursuant to which LMPFA would provide the Fund with investment management and administrative services (the “New Management Agreement”), and new subadvisory agreements pursuant to which ClearBridge would continue to provide day-to-day management of the Fund’s portfolio and Western Asset would continue to provide day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Fund’s manager (each, a “New Subadvisory Agreement,” and, together, the “New Subadvisory Agreements”).1 (The New Management Agreement and the New Subadvisory Agreements are each referred to as a “New Agreement,” and are referred to, collectively, as the “New Agreements,” ClearBridge and Western Asset are referred to, together, as the “Subadvisers,” and LMPFA and the Subadvisers are referred to, collectively, as the “Advisers.”)

LMPFA became the Fund’s investment manager effective May 3, 2021. On that date, the New Agreements took effect, and the Fund’s prior management agreement with Precidian Funds LLC (“Precidian”), the prior subadvisory agreements between Precidian and ClearBridge, and Precidian and Western Asset, and the sub-administration agreement between Precidian and LMPFA, terminated.

The Independent Trustees were assisted in their review of the New Agreements by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Advisers. The Independent Trustees requested and received information from the Advisers they deemed reasonably necessary for their review of the New Agreements. Included was information about the Advisers as well as the management and subadvisory services provided to the Fund. In voting to approve the New Agreements, the Independent Trustees considered whether the approval of the New Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below. In connection with their review of each New Agreement, the Trustees did not identify any particular factor that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

[1]

This meeting was held telephonically in reliance on an exemptive order issued by the Securities and Exchange Commission on June 19, 2020. Reliance on the exemptive order was determined to be necessary and appropriate due to circumstances related to the potential effects of COVID-19. All Trustees participating in the telephonic meeting were able to hear each other simultaneously during the meeting. Reliance on the exemptive order requires the Trustees, including a majority of the Independent Trustees, to ratify actions taken pursuant to the exemptive order by vote cast at the next in-person meeting.

ClearBridge Focus Value ETF	19

Board approval of management and subadvisory agreements (unaudited) (cont’d)

The discussion below covers both the advisory and administrative functions to be rendered by LMPFA for the Fund, both of which functions are encompassed by the New Management Agreement, as well as the advisory functions rendered by the Subadvisers pursuant to the New Subadvisory Agreements. The Independent Trustees considered the New Management Agreement and the New Subadvisory Agreements separately in the course of their review. In doing so, they considered the respective roles and compensation of LMPFA and the Subadvisers in providing services to the Fund.

Nature, extent and quality of the services under the New Agreements

The Board received and considered information regarding the nature, extent and quality of services provided by LMPFA and the Subadvisers during the past year and to be provided to the Fund by LMPFA and the Subadvisers under the New Agreements. In evaluating the nature, extent and quality of services expected to be provided to the Fund by LMPFA and the Subadvisers under the New Agreements, the Trustees considered, among other things, that there is not expected to be any diminution in the nature, quality and extent of services provided to the Fund and its shareholders by the Advisers, including compliance and other non-advisory services, and that there are not expected to be any changes in portfolio management personnel under the New Agreements. In this regard, the Board considered LMPFA’s extensive role in the day-to-day operations of the Fund following its commencement of operations as the Fund’s sub-administrator, and that LMPFA is one of only a few registered investment advisers with experience in the operation of ActiveShares® ETFs. The Board also considered that LMPFA obtained exemptive relief from the Securities and Exchange Commission in order to manage the Fund.

The Board has received information at regular meetings throughout the past year related to LMPFA’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services to be provided by LMPFA and the Subadvisers took into account the Trustees’ knowledge gained as Trustees of the Fund and other funds managed by LMPFA and the Subadvisers, including knowledge gained regarding the scope and quality of the investment management and other capabilities of LMPFA and the Subadvisers, and the quality of LMPFA’s administrative and other services. The Board observed that the scope of services to be provided by LMPFA and the Subadvisers, and the undertakings required of LMPFA and Subadvisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board has received and reviewed on a regular basis information from LMPFA and the Subadvisers regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, including those specific to the Fund’s operation as an exchange-traded fund, and took that information into account in its evaluation of the New Agreements. The Board also considered the risks associated with the Fund borne by LMPFA and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the risk management processes of LMPFA and the Subadvisers.

20	ClearBridge Focus Value ETF

The Board also reviewed the qualifications, backgrounds and responsibilities of the senior personnel of LMPFA and the Subadvisers and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the services provided to the Franklin Templeton fund complex and LMPFA’s commitment to provide effective and efficient investment management services. The Board also considered, based on its knowledge of LMPFA and LMPFA’s affiliates, the financial resources available to LMPFA’s parent organization, Franklin Templeton.

The Board considered the division of responsibilities among LMPFA and the Subadvisers and the oversight provided by LMPFA. The Board also considered the policies and practices of LMPFA and the Subadvisers regarding the selection of brokers and dealers and the execution of portfolio transactions for the Fund.

The Board received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against a peer group of funds. In addition, the Board considered the Fund’s performance in light of overall financial market conditions. The Board considered that the Fund had recently commenced operations and thus had a limited performance history.

Based on their review of the materials provided, the Board concluded that, overall, the nature, extent and quality of services expected to be provided, including performance, under the New Agreements for the Fund were sufficient and supported a decision to approve each New Agreement.

Management fees and expense ratios

The Board considered that the New Management Agreement does not change the Fund’s management fee rate or the computation method for calculating such fees.

The Board reviewed and considered the contractual management fee in light of the nature, extent and quality of the management and subadvisory services expected to be provided by LMPFA and the Subadvisers. The Board also noted that the compensation paid to the Subadvisers is the responsibility and expense of the Fund’s manager. The Board also noted that the Fund’s manager pays all fund expenses, other than the actual management fee and certain other expenses. Because of the Fund’s “unitary fee” structure, the Board recognized that the Fund’s fees and expenses are expected to vary within a much smaller range and the Fund’s manager will bear the risk that Fund expenses may increase over time. On the other hand, the Board noted that it is possible that the Fund’s manager could earn a profit on the fees charged under the New Management Agreement and would benefit from any price decreases in third-party services covered by the New Management Agreement.

ClearBridge Focus Value ETF	21

Board approval of management and subadvisory agreements (unaudited) (cont’d)

In addition, the Board received and considered information provided by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper, comparing the contractual management fee rate for the Fund, as well as the total actual expenses for the Fund, with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge. It was noted that, while the Board has found the Broadridge data generally useful, the Board recognized its limitations, including that the data may vary depending on the selection of the peer group. The Board also considered the management fee, the fees of each Subadviser and the portion of the management fee retained by LMPFA after payment of the subadvisory fees, in each case in light of the services rendered for those amounts.

The Board reviewed information regarding fees charged by LMPFA and/or the Subadvisers to other U.S. clients investing primarily in an asset class similar to that in which the Fund invests, including, where applicable, separate accounts. LMPFA reviewed with the Board the differences in services provided to these different types of accounts, including that the Fund is provided with regulatory compliance and administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that LMPFA coordinates and oversees the provision of services to the Fund by other Fund service providers, including the Subadvisers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts and the differences in associated risks borne by the Advisers.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services to be provided to the Fund under the New Agreements.

Profitability and economies of scale

The Board noted that the Fund only recently commenced operations and is of a small size, and that the costs of providing investment management and other services to the Fund have exceeded the investment management fee payable by the Fund since the Fund commenced operations. The Board also noted that the Advisers were only recently acquired by Franklin Resources, Inc. (“Franklin Resources”) and, accordingly, overall profitability information for the Advisers was not available. The Board discussed any economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that the New Management Agreement, like the Fund’s prior management agreement with Precidian, did not provide for any breakpoints in the Fund’s actual management fee to the extent the assets of the Fund increase. The Board further noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the

22	ClearBridge Focus Value ETF

appropriateness of adding breakpoints in the future. The Board also noted that there are various ways to share potential economies of scale with Fund shareholders and that it appeared that the benefits of any economies of scale would be appropriately shared with shareholders through increased investment in fund management and administration resources. Taking all of the above into consideration, the Board determined that the management fee was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services to be provided to the Fund under the New Agreements.

Other benefits to the Advisers

The Board considered other benefits received by LMPFA, the Subadvisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the costs of providing investment management and other services to the Fund and the commitment of LMPFA and the Subadvisers to the Fund, the Board considered that the ancillary benefits that the LMPFA, the Subadvisers and their affiliates receive were reasonable.

Conclusion

After consideration of the factors described above as well as other factors, and in the exercise of their business judgment, the Trustees, including the Independent Trustees, concluded that the New Agreements, including the fees payable thereunder, were fair and reasonable and that entering into the New Agreements for the Fund was in the best interests of the Fund’s shareholders, and they voted to approve the New Agreements.

ClearBridge Focus Value ETF	23

ClearBridge

Focus Value ETF

Trustees

Paul R. Ades

Andrew L. Breech

Althea L. Duersten

Chair

Stephen R. Gross

Susan M. Heilbron

Howard J. Johnson

Jerome H. Miller

Ken Miller

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

ClearBridge Investments, LLC

Custodian

The Bank of New York Mellon

Transfer agent

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

ClearBridge Focus Value ETF

The Fund is a separate investment series of Activeshares® ETF Trust, a Maryland statutory trust.

ClearBridge Focus Value ETF

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/etf and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of ClearBridge Focus Value ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC

Member FINRA, SIPC

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC Member FINRA, SIPC

CBAX638516 5/21 SR21-4145

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

ActiveShares ETF Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 27, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 27, 2021

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	May 27, 2021